Equity - Non controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
At the beginning of the year	$ 146,274
Redemption of preferred shares		$ (182,336)
Other comprehensive (loss) / income
Currency translation	(281,684)	91,105	$ 137,719
Remeasurement of defined benefit obligation	4	859	28
Total other comprehensive (loss) / income	(281,750)	92,007	138,722
Changes in non-controlling interest
Changes in non-controlling interest	(13,656)	(11,382)	(1,919)
Non-controlling interest at the end of the year	78,929	146,274
Non-controlling interests
EQUITY
At the beginning of the year	146,274	303,877	315,876
Shareholder contributions	9,424	24,170	11,475
Loss for the year	(13,039)	(2,531)	(63,221)
Redemption of preferred shares		(182,336)
Other comprehensive (loss) / income
Currency translation	(50,047)	20,646	43,071
Remeasurement of defined benefit obligation	(20)	616	69
Reserve for income tax	5	(104)	(41)
Total other comprehensive (loss) / income	(50,062)	21,158	43,099
Changes in non-controlling interest
Changes in the participations -acquisitions	(12)	(6,682)	(991)
Dividends paid	(13,656)	(11,382)	(2,361)
Changes in non-controlling interest	(13,668)	(18,064)	(3,352)
Non-controlling interest at the end of the year	$ 78,929	$ 146,274	$ 303,877